INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (906,797)	$ (568,852)
State income taxes, net of federal income tax benefit	(96,813)	(60,733)
Non-deductible expenses	229,241	2,135
Change in valuation allowance	774,369	627,450
Total